INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 11, 2019

to the Statement of Additional Information dated January 28, 2019

I. CHANGE IN CHIEF COMPLIANCE OFFICER AND AML OFFICER OF THE TRUST

Effective March 6, 2019, the Board of Trustees of Advisers Investment Trust (the “Trust”) elected Rodney L. Ruehle as Chief Compliance Officer and AML Officer of the Trust.

With the appointment of Mr. Ruehle as Chief Compliance Officer and AML Officer of the Trust, the following changes are being made to the Statement of Additional Information:

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On page 9 and 10, the table listing each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each Officer of the Trust, is deleted in its entirety and replaced with the following:

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
David M. Whitaker[2] Year of Birth: 1971	Trustee	Indefinite/July 2017 to present	President, Foreside Financial Group, LLC 2011 to present; Director, Portland Air Freight 2011 to present; Director, National Investment Company Service Association (NICSA) 2018 to present.	16	PAF Transportation

Daniel P. Houlihan[3] Year of Birth: 1966	Trustee	Indefinite/March 2016 to present	Executive Vice President, The Northern Trust Company 2008 to present; Chairman, National Investment Company Service Association (NICSA) 2017 to present; Vice Chairman, National Investment Company Service Association (NICSA) 2014 to 2017.	16	None

Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/ August 2017 to present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2018 to Present; Senior Vice President, Global Fund Services Product Management, The Northern Trust Company 2007 to2018, Vice President of Advisers Investment Trust 2012 to 2017.	N/A	N/A

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/July 2014 to present	Director, Carne Global Financial Services, Inc. 2013 to present; Adviser, Wanzenburg Partners LLC 2012 to 2013.	N/A	N/A

Rodney L. Ruehle Year of Birth: 1968	Chief Compliance Officer and AML Officer	Indefinite/March 2019 to present	Director, Foreside Fund Officer Services, LLC (formerly Foreside Compliance Services, LLC) (financial services) (2016 to present); Director, Beacon Hill Fund Services, LLC (April 2008 to July 2016).	N/A	N/A

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/July 2011 to present	Senior Director, Foreside Financial Group, LLC 2016 to present; Director, Beacon Hill Fund Services, Inc. 2009 to 2016.	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/July 2011 to present	Director, Foreside Financial Group, LLC 2016 to present; Director, Beacon Hill Fund Services, Inc. 2008 to 2016.	N/A	N/A

Toni M. Bugni Year of Birth: 1973	Secretary	Indefinite/March 2018 to present	Senior Vice President, Compliance Support Services, The Northern Trust Company 2011 to present.	N/A	N/A

Deanna Y. Pellack Year of Birth: 1987	Assistant Secretary	Indefinite/March 2018 to present	Second Vice President, Compliance Support Services, The Northern Trust Company 2014 to present; Officer, Wealth Management, The Northern Trust Company 2013 to 2014.	N/A	N/A

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The mailing address of Messrs. Whitaker, Ruehle, Sheets, and Statczar is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230. The mailing address of Messrs. Houlihan and Jones and Mses. Nelligan, Bugni, and Pellack is 50 S. LaSalle Street, Chicago, IL 60603.

[2]	Mr. Whitaker is the President of Foreside Financial Group, LLC and is therefore deemed to be an “interested person” of the Trust, as defined in the 1940 Act.
[3]	Mr. Houlihan is an Executive Vice President of the Northern Trust Company and is therefore deemed to be an “interested person” of the Trust, as defined in the 1940 Act.

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.

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